Financial Instrument Risk - Summary Of Reconciliation Of Level 3 Fair Value Measurements Of Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Reconciliation Of Fair Value Measurements Of Financial Instruments [Line Items]
Balance, beginning of year	$ 171,906
Balance at the end	283,560	$ 171,906
Level 3 of fair value hierarchy [member] | Embedded Derivative Liability [Member]
Disclosure In Tabular Form Of Reconciliation Of Fair Value Measurements Of Financial Instruments [Line Items]
Balance, beginning of year	96,096	7,139
Remeasurement loss		84,224
Issues		4,733
Balance at the end	118,389	$ 96,096
Level 3 of fair value hierarchy [member] | Embedded Derivative Liability [Member] | Series X Preferred Stock Classified as Liability [Member]
Disclosure In Tabular Form Of Reconciliation Of Fair Value Measurements Of Financial Instruments [Line Items]
Remeasurement loss	(1,328)
Issues	1,516
Level 3 of fair value hierarchy [member] | Embedded Derivative Liability [Member] | Notes Debt [Member]
Disclosure In Tabular Form Of Reconciliation Of Fair Value Measurements Of Financial Instruments [Line Items]
Remeasurement loss	43,428
Settlements	(21,902)
Level 3 of fair value hierarchy [member] | Embedded Derivative Liability [Member] | Cantor Loan [Member]
Disclosure In Tabular Form Of Reconciliation Of Fair Value Measurements Of Financial Instruments [Line Items]
Remeasurement loss	2
Issues	$ 577